Fair Value Measurements - Non-recurring Fair Value Measurements (Details)	May 25, 2023 USD ($) $ / shares shares	Jun. 30, 2024 shares	Mar. 14, 2024 shares	Feb. 14, 2024 shares	Feb. 12, 2024 Y $ / shares	Jan. 12, 2024 Y $ / shares shares	Dec. 31, 2023 shares	Dec. 13, 2023 $ / shares Y shares	Nov. 14, 2023 Y $ / shares shares	Oct. 11, 2023 Y $ / shares shares	Sep. 30, 2023 Y $ / shares shares	Jun. 09, 2023 Y $ / shares shares
Sponsor | Class B common stock
Fair Value Measurement Inputs
Shares transferred upon consummation of extension | shares	500,000											500,000
Fair value per share of shares transferred upon consummation of extension | $	$ 387,000
Fair value per share of shares transferred upon consummation of extension (in per shares)	$ 0.77
Additional non redemption shares transferred | shares	166,666	999,996	999,996	166,666		166,666	666,664	166,666	166,666	166,666	166,666
Sponsor | Class B common stock | Minimum
Fair Value Measurement Inputs
Fair value of common stock on additional shares transferred per share	$ 0.82
Sponsor | Class B common stock | Maximum
Fair Value Measurement Inputs
Fair value of common stock on additional shares transferred per share	$ 0.83
Common stock price
Fair Value Measurement Inputs
Measurement input					10.73	10.65		10.62	10.60	10.57	10.56	10.54
Estimated probability of an Initial Business Combination
Fair Value Measurement Inputs
Measurement input					0.1000	0.1000		0.1000	0.1000	0.1000	0.1000	0.1000
Estimated volatility
Fair Value Measurement Inputs
Measurement input					0.6440	0.6602		0.6552	0.6391	0.6490	0.6596	0.7656
Risk-free rate
Fair Value Measurement Inputs
Measurement input					0.0488	0.0460		0.0488	0.0517	0.0531	0.0539	0.0510
Time to expiration
Fair Value Measurement Inputs
Measurement input | Y					1.00	1.00		1.00	1.00	1.00	1.00	1.00